Other Liabilities	12 Months Ended
Dec. 31, 2022
Miscellaneous liabilities [abstract]
Other Liabilities
26. Other Liabilities
Details of other liabilities as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Other financial liabilities
Other payables	￦	11,175,682	￦	11,730,583
Prepaid card and debit card payables		33,972		35,259
Accrued expenses		2,620,819		3,950,605
Financial guarantee contracts liabilities		52,603		46,467
Deposits for letter of guarantees and others		1,093,680		1,762,482
Domestic exchange settlement credits		5,125,430		1,738,489
Foreign exchange settlement credits		169,264		250,138
Due to trust accounts		7,033,849		5,808,446
Liabilities incurred from agency relationships		739,276		513,621
Account for agency business		423,798		241,910
Dividend payables		474		3,425
Lease liabilities		578,808		592,697
Others		446,747		31,124

		29,494,402		26,705,246

Other non-financial liabilities
Other payables		348,003		400,407
Unearned revenue		656,375		759,308
Accrued expenses		956,461		900,141
Deferred revenue on credit card points		214,053		243,131
Withholding taxes		164,333		228,119
Separate account liabilities		11,071,159		10,513,553
Others		225,696		390,460

		13,636,080		13,435,119

	￦	43,130,482	￦	40,140,365